Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN MUTUAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000005506
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMRMX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFBX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFCX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFFX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMRFX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLAX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLBX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLCX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLEX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMLFX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFAX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFBX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFCX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFEX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFFX
AMERICAN MUTUAL FUND INC (Prospectus Summary) | AMERICAN MUTUAL FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMFGX